Schedule of Investments(a)
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.22%
Aerospace & Defense–0.78%
TransDigm Group, Inc.(b)	10,974	$6,854,031
Agricultural & Farm Machinery–1.08%
Deere & Co.	28,139	9,428,535
Apparel, Accessories & Luxury Goods–0.74%
lululemon athletica, inc.(b)	16,018	6,482,485
Application Software–7.92%
Adobe, Inc.(b)	29,070	16,736,180
Atlassian Corp. PLC, Class A(b)	27,523	10,773,053
Datadog, Inc., Class A(b)	51,737	7,313,025
DocuSign, Inc.(b)	26,166	6,735,913
HubSpot, Inc.(b)	19,935	13,477,854
salesforce.com, inc.(b)	16,171	4,385,899
Synopsys, Inc.(b)	32,568	9,751,185
		69,173,109
Asset Management & Custody Banks–2.26%
BlackRock, Inc.	10,321	8,655,810
KKR & Co., Inc., Class A	181,472	11,048,015
		19,703,825
Auto Parts & Equipment–1.05%
Aptiv PLC(b)	61,507	9,162,698
Automobile Manufacturers–0.56%
General Motors Co.(b)	92,775	4,890,170
Automotive Retail–0.45%
Carvana Co.(b)	12,890	3,886,851
Biotechnology–0.59%
Alnylam Pharmaceuticals, Inc.(b)	27,445	5,181,890
Casinos & Gaming–1.03%
Caesars Entertainment, Inc.(b)	79,876	8,968,477
Data Processing & Outsourced Services–5.71%
Mastercard, Inc., Class A	48,619	16,903,854
PayPal Holdings, Inc.(b)	126,460	32,906,156
		49,810,010
Diversified Chemicals–0.38%
Eastman Chemical Co.	32,930	3,317,368
Electrical Components & Equipment–1.68%
Generac Holdings, Inc.(b)	35,882	14,663,897
Environmental & Facilities Services–0.76%
Waste Connections, Inc.	53,044	6,679,831
Fertilizers & Agricultural Chemicals–0.68%
Corteva, Inc.	140,313	5,904,371
Financial Exchanges & Data–0.81%
Coinbase Global, Inc., Class A(b)(c)	2,435	553,914
MSCI, Inc.	10,701	6,509,846
		7,063,760
Shares		Value
Footwear–0.45%
NIKE, Inc., Class B	27,265	$3,959,696
General Merchandise Stores–1.18%
Target Corp.	44,936	10,280,009
Health Care Equipment–5.49%
Abbott Laboratories	30,819	3,640,648
Danaher Corp.	60,233	18,337,335
Edwards Lifesciences Corp.(b)	59,424	6,727,391
IDEXX Laboratories, Inc.(b)	12,673	7,881,339
Intuitive Surgical, Inc.(b)	11,406	11,339,275
		47,925,988
Health Care Facilities–1.01%
HCA Healthcare, Inc.	36,212	8,789,377
Health Care Supplies–1.63%
Align Technology, Inc.(b)	9,564	6,364,173
West Pharmaceutical Services, Inc.	18,502	7,854,839
		14,219,012
Homefurnishing Retail–0.99%
RH(b)	13,014	8,679,166
Hotels, Resorts & Cruise Lines–0.49%
Marriott International, Inc., Class A(b)	29,087	4,307,494
Industrial Machinery–0.35%
Chart Industries, Inc.(b)	15,836	3,026,418
Interactive Media & Services–13.01%
Alphabet, Inc., Class C(b)	21,309	56,795,091
Facebook, Inc., Class A(b)	140,088	47,544,466
Snap, Inc., Class A(b)	124,315	9,183,149
		113,522,706
Internet & Direct Marketing Retail–5.87%
Amazon.com, Inc.(b)	14,908	48,973,376
Chewy, Inc., Class A(b)(c)	33,053	2,251,240
		51,224,616
Internet Services & Infrastructure–1.93%
Cloudflare, Inc., Class A(b)	89,466	10,078,345
Shopify, Inc., Class A (Canada)(b)	4,973	6,742,294
		16,820,639
Investment Banking & Brokerage–0.65%
Goldman Sachs Group, Inc. (The)	15,071	5,697,290
Life Sciences Tools & Services–1.55%
Agilent Technologies, Inc.	85,735	13,505,835
Managed Health Care–2.02%
UnitedHealth Group, Inc.	45,091	17,618,857
Movies & Entertainment–1.16%
Netflix, Inc.(b)	16,593	10,127,372
Oil & Gas Storage & Transportation–0.76%
Cheniere Energy, Inc.(b)	67,920	6,633,746

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

Shares		Value
Personal Products–0.97%
Estee Lauder Cos., Inc. (The), Class A	28,204	$8,459,226
Pharmaceuticals–1.45%
Catalent, Inc.(b)	45,581	6,065,464
Eli Lilly and Co.	28,708	6,632,983
		12,698,447
Regional Banks–1.18%
SVB Financial Group(b)	15,917	10,296,389
Restaurants–1.73%
Chipotle Mexican Grill, Inc.(b)	4,780	8,687,746
Domino’s Pizza, Inc.	13,466	6,422,743
		15,110,489
Semiconductor Equipment–2.23%
Applied Materials, Inc.	50,696	6,526,096
ASML Holding N.V., New York Shares (Netherlands)	17,401	12,965,659
		19,491,755
Semiconductors–7.35%
Advanced Micro Devices, Inc.(b)	119,030	12,248,187
Marvell Technology, Inc.	119,693	7,218,685
Monolithic Power Systems, Inc.	32,949	15,969,721
NVIDIA Corp.	106,839	22,132,767
NXP Semiconductors N.V. (China)	33,453	6,552,439
		64,121,799
Specialized REITs–0.48%
Extra Space Storage, Inc.	24,924	4,186,983
Systems Software–10.89%
Crowdstrike Holdings, Inc., Class A(b)	34,698	8,528,074
Microsoft Corp.	254,613	71,780,497
ServiceNow, Inc.(b)	23,693	14,743,443
		95,052,014
Shares		Value
Technology Hardware, Storage & Peripherals–6.31%
Apple, Inc.	389,159	$55,065,998
Trading Companies & Distributors–0.85%
United Rentals, Inc.(b)	21,043	7,384,620
Trucking–0.76%
Old Dominion Freight Line, Inc.	23,174	6,627,301
Total Common Stocks & Other Equity Interests (Cost $549,184,825)		866,004,550

Money Market Funds–1.39%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	4,262,728	4,262,728
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	3,043,574	3,044,792
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	4,871,689	4,871,689
Total Money Market Funds (Cost $12,179,209)		12,179,209
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.61% (Cost $561,364,034)		878,183,759
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.19%
Invesco Private Government Fund, 0.02%(d)(e)(f)	490,142	490,142
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,143,207	1,143,664
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,633,806)		1,633,806
TOTAL INVESTMENTS IN SECURITIES–100.80% (Cost $562,997,840)		879,817,565
OTHER ASSETS LESS LIABILITIES—(0.80)%		(6,999,237)
NET ASSETS–100.00%		$872,818,328
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,929,702	$46,671,217	$(45,338,191)	$-	$-	$4,262,728	$394
Invesco Liquid Assets Portfolio, Institutional Class	2,092,396	33,185,536	(32,233,350)	166	44	3,044,792	183
Invesco Treasury Portfolio, Institutional Class	3,348,230	53,338,533	(51,815,074)	-	-	4,871,689	170
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$4,594,092	$(4,103,950)	$-	$-	$490,142	$8*
Invesco Private Prime Fund	-	9,188,327	(8,044,663)	-	-	1,143,664	111*
Total	$8,370,328	$146,977,705	$(141,535,228)	$166	$44	$13,813,015	$866

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$866,004,550	$—	$—	$866,004,550
Money Market Funds	12,179,209	1,633,806	—	13,813,015
Total Investments	$878,183,759	$1,633,806	$—	$879,817,565
Invesco V.I. Capital Appreciation Fund